RELATED PARTY TRANSACTIONS AND BALANCES (Short-Term Borrowings) (Details) - CEEG (Nanjing) Semiconductor Co., Ltd. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Opening balance	$ 0	$ 0	$ (9,545,760)
Borrowings	0	0	(28,713,240)	$ 116,900,000
Repayment	0	0	38,259,000	107,400,000
Closing balance	$ 0	$ 0	$ 0	$ (9,545,760)